Fair Value Measurement - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value, assets, Level 1 to Level 2 transfers, amount	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fair value, assets, Level 2 to Level 1 transfers, amount	0	0	0	0	0	0
Fair value, liabilities, Level 1 to Level 2 transfers, amount	0	0	0	0	0	0
Fair value, liabilities, Level 2 to Level 1 transfers, amount	0	0	0	0	0	0
Fair value, measurement with unobservable inputs reconciliation, liability, transfers into Level 3	0	0	0	0	0	0
Fair Value, measurement with unobservable inputs reconciliation, liability, transfers out of Level 3	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0